Significant accounting policies, judgments and estimation uncertainty	12 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Significant accounting policies, judgments and estimation uncertainty
Significant accounting policies, judgments and estimation uncertainty
The significant accounting policies used in the preparation of these financial statements are described below:
Basis of measurement
The consolidated financial statements have been prepared under a historical cost basis, except for certain financial assets and financial liabilities, including derivative instruments that are measured at fair value.
Consolidation
The consolidated financial statements include the accounts of the Company and all entities that it controls. DHX Media controls an entity: i) when it has the power to direct the activities of the entity that have the most significant impact on the entity's risks and/or returns; ii) where it is exposed to significant risks and/or returns arising from the entity; and iii) where it is able to use its power to affect the risks and/or returns to which it is exposed. The consolidated financial statements of all subsidiaries are prepared for the same reporting period, using consistent accounting policies. Intercompany accounts, transactions, income and expenses and unrealized gains and losses resulting from transactions among the consolidated companies have been eliminated upon consolidation.
Subsidiaries are fully consolidated from the date on which control is obtained by the Company and are de-consolidated from the date that control ceases.
Non-controlling interest represents the portion of a subsidiary's earning and losses and net assets that is not held by the Company.
Foreign currency translation

(i)	Functional and presentation currency

Items included in the consolidated financial statements of each consolidated entity of the Company are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). Primary and secondary indicators are used to determine the functional currency (primary indicators have priority over secondary indicators). The primary indicator which applies to the Company is the currency that mainly influences revenues and expenses. Secondary indicators include the currency in which funds from financing activities are generated. The Company operates material subsidiaries in three currency jurisdictions including the Canadian dollar, the US dollar, and the UK pound sterling. An assessment of the primary and secondary indicators for each subsidiary is performed to determine the functional currency of the subsidiary, which are then translated to Canadian dollars, the Company's presentation currency. The financial statements of consolidated entities that have a functional currency other than Canadian dollars (“foreign operations”) are translated into Canadian dollars as follows:

(a)	assets and liabilities - at the closing rate at the date of the balance sheet; and

(b)	income and expenses - at the average rate for the period.

All resulting exchange differences are recognized in other comprehensive income (loss) as foreign currency translation adjustments.
When the Company disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss. If the Company disposes of part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income related to the subsidiary is reallocated between controlling and non-controlling interests.

(ii)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation, at year-end exchange rates, of monetary assets and liabilities denominated in currencies other than the functional currency are recognized in the consolidated statement of income (loss).
Revenue recognition
Revenue is recognized at an amount that reflects the expected consideration receivable in exchange for transferring goods or services to a customer by applying the following five steps:
1.identify the contract with a customer;
2.identify the performance obligations in the contract;
3.determine the transaction price;
4.allocate the transaction price to the performance obligations in the contract; and
5.recognize revenue when (or as) the entity satisfies a performance obligation.

Revenue excludes sales taxes and other amounts that are collected on behalf of third parties and is recorded when control of a product or service is transferred to a customer.
For initial broadcast license rights related to proprietary production titles, an assessment is made at the execution of each contract to determine whether: i) the performance obligations are satisfied over time, or ii) the performance obligations are satisfied at a point in time. Performance obligations are satisfied over time during the production of the title when the customer can exert control over the production process and the Company’s ability to generate other revenues from the title are limited based on the remaining rights held and the nature of the show. Revenue is recognized using the percentage-of-completion method when performance obligations are satisfied over time. Performance obligations that are not satisfied over time are satisfied at a point in time, which generally occurs when the production is completed, available to the customer and the customer has the contractual right to broadcast or stream the content. When performance obligations are satisfied at a point in time, revenue is recognized when all of the aforementioned recognition criteria are met.
Revenue from the sale of broadcast license rights to third parties is recognized when the licensed content is available to the customer and the customer has the contractual right to broadcast or stream the content.
Revenue from production services for third parties is recognized using the percentage-of-completion method. Percentage-of-completion recognizes revenues based upon the proportion of costs incurred in the current period to total expected costs.
Royalty revenue is accrued for royalty streams when the amount of revenue can be reliably measured based on relevant agreements and statements received from third party agents, and the underlying sales activity generating the royalty revenue has occurred.
Revenue from the management of copyrights, licensing and brands for third parties through representation agreements is recognized when the amount of revenue can be reliably measured and the services have been performed.
Minimum guarantees received on its merchandising and consumer brand licenses are deferred and recognized as revenue over the term of the license period.
License renewals or extensions are recognized when the licensed content becomes available under the renewal or extension.
Amounts received or advances currently due pursuant to a contractual arrangement, which have not yet met the criteria established to be recognized as revenue, are recorded as deferred revenue.
Revenue is recognized at the transaction price, which is adjusted for the consideration of the time value of money if the timing of payments provides the customer with a significant financing component.

Principal versus agent revenue
The Company evaluates each arrangement with third parties to determine whether revenue should be reported on a gross or net basis by determining whether the nature of its promise is a performance obligation to provide the specified goods or services itself (principal) or to arrange for those goods or services to be provided by the other party (agent). An assessment of each specified good or service promised to the customer is made separately. Where the Company acts as the principal in an arrangement, revenues are reported on a gross basis and revenues and expenses are classified accordingly in the consolidated statement of income (loss). Conversely, where the Company acts as the agent in an arrangement, revenues are reported on a net basis and presented net of any related expenses or costs.
The most significant considerations to determine whether the Company acts as principal or agent include: i) whether the Company controls the specified good or service before it is transfered to the customer; ii) whether the Company is primarily responsible for fulfilling the promise to provide the specified good or service and the acceptability of such good or service; iii) whether the entity has inventory risk (or equivalent); and iv) whether the entity has latitude in establishing prices for the specified good or service.
Investment in film and television programs
Investment in film and television programs represents the balance of costs of film and television programs which have been produced by the Company or for which the Company has invested in distribution rights and the Company’s right to participate in certain future cash flows of film and television programs produced and distributed by other unrelated parties.

Costs of investing in and producing film and television programs are capitalized. The costs are measured net of federal and provincial program contributions earned and are charged to income using a declining balance method of amortization. For film and television programs produced by the Company, capitalized costs include all direct production and financing costs incurred during production that are expected to benefit future periods. Financing costs are capitalized to the costs of a film or television program until substantially all of the activities necessary to prepare the film or television program for delivery are complete. Production financing provided by third parties that acquire participation rights is recorded as a reduction of the cost of the production.

The rates used for the declining-balance method of amortization range from 40% to 100% at the time of initial episodic delivery and at rates ranging from 10% to 30% annually thereafter. The determination of the rates is based on the expected economic useful life of the film or television program, and includes factors such as the ability to license rights to broadcast rights programs in development and availability of rights to renew licenses for episodic television programs in subsequent seasons, as well as the availability of secondary market revenue.

Investments in film and television programs are accounted for as inventory and classified within current assets. The normal operating cycle of the Company can be greater than 12 months.

The investment in film and television programs is measured at the lower of cost and net realizable value. The net realizable value is determined using estimates of future revenues net of future costs. A write-down is recorded equivalent to the amount by which the costs exceed the estimated net realizable value of the film or television program.

Acquired and library content
Acquired and library content represents the balance of acquired film and television programs. Acquired and library content typically has minimal ongoing costs to maintain the content, and is charged to income using a declining-balance method of amortization.

The rates used for the declining-balance method of amortization range from 10% to 20% annually. The determination of rates is based on the expected economic useful life of the film or television program, and includes factors such as the availability of rights to renew licenses for television programs in various territories, as well as the availability of secondary market revenue.

Acquired and library content is accounted for as an intangible asset and classified within long-term assets.

Acquired and library content is tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use, being the present value of the expected future cash flows of the asset. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

Broadcast rights
Program and film rights for broadcasting are purchased on a fixed cost basis. The asset and liability for fixed cost purchases are recognized at the time the rights are known and determinable, and if they are available for airing. The cost of fixed program and film rights is expensed over the lesser of the availability period and the maximum period that varies depending upon the type of program, generally ranging from 24 to 60 months based on the expected pattern of consumption of the economic benefit.

In the event that the recognition criteria for fixed cost purchases described above are not met and the Company has already paid amounts to obtain future rights, such amounts are considered as prepaid program and film rights and are included as prepaids on the consolidated balance sheet.

Broadcast rights are tested for impairment on a title-by-title basis if events or changes in circumstances indiate that the carrying amount may exceed its recoverable amount. Any shortfall between the recoverable amount from future cash flows from the distribution rights and the carrying value is written off as an impairment expense on the consolidated statement of income (loss) in the period in which the decline in value becomes evident.

Accrued participation payables
Included in accounts payable and accrued liabilities are accrued participation payables.  Accrued participation payables reflect the legal liability due as at the balance sheet date, calculated as the participation owing on cash collected and accounts receivable amounts.

Deferred financing fees and debt issue costs
Debt issue costs related to bank indebtedness are recorded as a deferred charge and amortized, using the straight-line method, over the term of the related bank indebtedness and the expense is included in finance costs in the consolidated statement of income. Debt issue costs related to long-term debt are recorded as a reduction to the carrying amount of long-term debt and amortized using the effective interest method and the expense is included in finance expense.
Business combinations
The Company applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Acquisition-related costs are expensed as incurred.
Any contingent consideration to be transferred by the group is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is deemed to be an asset or liability is recognized either in profit or loss or as a change to other comprehensive income (loss). Contingent consideration that is classified as equity is not re-measured, and its subsequent settlement is accounted for within equity.
Goodwill is initially measured as the excess of the aggregate of the fair value of consideration transferred over the fair value of identifiable assets acquired and liabilities assumed. If this consideration is lower than the fair value of the net assets of the subsidiary acquired, the difference is recognized in profit or loss.
Development costs
Development costs include costs of acquiring film rights to books, stage plays or original screenplays and costs to adapt such projects. Such costs are capitalized and included in investment in film and television programs upon commencement of production. Advances or contributions received from third parties to assist in development are deducted from these costs. Projects in development are written off as development expenses at the earlier of the date determined not to be recoverable or when projects under development are abandoned, or three years from the date of the initial recognition of the investment, if there have been no active development milestones or significant development expenditures within the last year.
Property and equipment
Property and equipment are carried at historical cost, less accumulated amortization and accumulated impairment losses. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced. Repairs and maintenance costs are charged to the consolidated statement of income during the period in which they are incurred. Amortization is provided, commencing when the asset is available for use, over the estimated useful life of the asset, using the following annual rates and methods:

Buildings	4% declining-balance
Furniture, fixtures and other equipment	5% to 20% declining-balance
Computer equipment	30% declining-balance
Post-production equipment	30% declining-balance
Computer software	2 years-straight-line
Website design	2 years-straight-line
Leasehold improvements	Straight-line over the term of lease

The Company allocates the amount initially recognized in respect of an item of property and equipment to its significant parts and depreciates each such part separately. Residual values, method of amortization and useful lives of the assets are reviewed annually and adjusted if appropriate.
Gains and losses on the sale or disposals of property and equipment are determined by comparing the proceeds with the carrying amount of the asset.
Goodwill

Goodwill represents the cost of acquired businesses in excess of the fair value of net identifiable assets acquired at the date of acquisition. Goodwill is carried at cost less any accumulated impairment losses and is not subject to amortization. Goodwill is tested for impairment annually or more frequently if events or circumstances indicate that the asset might be impaired. Goodwill is allocated to a cash generating unit (“CGU”), or group of CGUs, which is the lowest level within an entity at which the goodwill is monitored for internal management purposes, which is not higher than an operating segment. Impairment is tested by comparing the recoverable amount of goodwill assigned to a CGU or group of CGUs to its carrying value.

Intangible assets

Intangible assets are carried at cost. Amortization is provided on a straight-line basis over the estimated useful life of the assets, using the following annual rates and methods:

Broadcaster relationships	7 to 10 years straight-line
Customer relationships	10 years straight-line
Customer representation agreements	5 years straight-line
Brands	10 to 20 years straight-line or indefinite life
Production and distribution rights	10 to 25 years straight-line
Production backlog	2 to 3 years straight-line
Non-compete contracts	3 years straight-line
Production software	5 years straight-line

Intangible assets with indefinite life are not amortized. The assessment of whether the underlying asset continues to have an indefinite life is reviewed annually to determine whether an indefinite life continues to be supportable, and if not, the change in useful life from indefinite to finite is made on a prospective basis.

Broadcast licenses
Broadcast licenses are considered to have an indefinite life based on management’s intent and ability to renew the licenses without significant cost and without material modification of the existing terms and conditions of the license. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

Broadcast licenses are tested for impairment annually or more frequently if events or circumstances indicate that they may be impaired.

Broadcast licenses by themselves do not generate cash flows and therefore, when assessing these assets for impairment, the Company looks to the CGUs to which the asset belongs.

Impairment of non-financial assets

Property and equipment and intangible assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Long-lived assets that are not amortized are subject to an annual impairment test. For the purposes of measuring recoverable amounts, assets are grouped into CGUs. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use, being the present value of the expected future cash flows of the relevant CGU. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, including investment in films and property and equipment, are added to the cost of those assets, until such time as the assets are substantially complete and ready for use. All other borrowing costs are recognized as a finance expense in the consolidated statement of income in the period in which they are incurred.

Government financing and assistance

The Company has access to several government programs, including tax credits that are designed to assist film and television production and distribution in Canada. The Company records government assistance when the related costs have been incurred and there is reasonable assurance that they will be realized. Amounts received or receivable in respect of production assistance are recorded as a reduction of the production costs of the applicable production. Government assistance with respect to distribution rights is recorded as a reduction of investment in film and television programs. Government assistance towards current expenses is recorded as a reduction of the applicable expense item.

Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period and are discounted to present value where the effect is material. The Company performs evaluations to identify onerous contracts and, where applicable, records provisions for such contracts.

Leases
Upon initial recognition, the Company classifies all leases as either a finance lease or an operating lease, depending on the substance of the lease terms. Finance leases are classified as such because they are found to transfer substantially all the rewards incidental to ownership of the asset to the lessee, whereas operating leases are classified as such because they are not found to meet the criteria required for classification as a finance lease. Upon commencement of the lease, finance leases are recorded as assets with corresponding liabilities in the consolidated balance sheet at the lower of the fair value of the leased asset and the present value of the minimum lease payments. The rate used to discount the payments is either the interest rate implicit in the lease or the Company's incremental borrowing rate. The asset is amortized over the shorter of the term of the lease and the useful life of the asset while the liability is decreased by the actual lease payments and increased by any accretion expense. Payments made under operating leases are charged to the consolidated statement of income (loss) on a straight-line basis over the period of the lease.
Income taxes
The tax expense for the period comprises current and deferred tax. Tax is recognized in the consolidated statement of income (loss), except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
Current tax is the expected tax payable on the taxable income for the period, using tax rates enacted or substantively enacted, at the end of the reporting period, and any adjustment to tax payable in respect of previous periods.
Deferred tax is recognized in respect of temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the financial statements, as well as the benefit of losses that are probable to be realized and are available for carry forward to future years to reduce income taxes. Deferred income tax is determined on a non-discounted basis using tax rates and laws that have been enacted or substantively enacted at the balance sheet date and are expected to apply when the deferred tax asset or liability is settled. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that the assets can be recovered.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.
Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except, in the case of subsidiaries, where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.
The effect of a change in tax rates on deferred tax assets and liabilities is included in earnings in the period that the change is substantively enacted, except to the extent it relates to items previously recognized outside earnings in which case the rate change impact is recognized in a manner consistent with how the items were originally recognized.
Deferred income tax assets and liabilities are presented as non-current.
Share-based compensation

(i)	Equity-settled transactions

The Company issues stock options and performance share units ("PSUs") which are accounted for as equity-settled awards. Upon vesting, these awards are settled by the Company with common shares from treasury. The costs of equity-settled awards are measured using the Black-Scholes valuation model using management's inputs and assumptions. Share-based compensation expense for equity-settled awards are recognized over the vesting period of each award, with a corresponding increase to contributed surplus, based on the vesting period that has elapsed and the Company's best estimate of the number of equity instruments that will ultimately vest. No expense is recognized for awards that do not vest.

(ii)	Cash-settled transactions

In Fiscal 2019, the Company introduced a deferred share unit plan ("DSU Plan") and long-term incentive plan ("LTIP").

The DSU Plan permits directors and certain eligible employees to defer receipt of all or a portion of their board fees or certain cash bonus amounts in the form of deferred share units ("DSUs"). DSUs fully vest upon grant and cannot be redeemed until the recipient is no longer a director or employee of the Company. DSUs are settled in cash or common shares of the Company that are purchased in the open market and held in a trust account, and are transferable on a 1:1 common share basis. In no event shall DSUs be settled by common shares issued from treasury. On the grant date, the Company recognizes a share-based compensation expense for the full value of the awards with a corresponding accrued liability. The value of the DSUs are adjusted each period based on the then prevailing market price of the Company's common shares through share-based compensation expense and the related liability.

The LTIP provides common shares of the Company to certain eligible employees. These common shares are purchased in the open market and in no event are issued from treasury. On the grant date, the Company recognizes a share-based compensation expense for the value of the awards based on the cash cost of the common shares purchased.

Earnings per share
Basic earnings per share (“EPS”) is calculated by dividing the net income (loss) for the period attributable to equity owners of the Company by the weighted average number of common shares outstanding during the year.
Diluted EPS is calculated by adjusting the weighted average number of common shares outstanding for potentially dilutive instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method. The Company’s potentially dilutive common shares comprise stock options, PSUs and the Senior Unsecured Convertible Debentures.
Financial instruments
Financial instruments under IAS 39, Financial Instruments, are applicable to prior year comparatives and are classified as follows:

•
Financial assets classified as "Available-for-Sale" are recognized initially at fair value plus transaction costs and are subsequently carried at fair value with the changes in fair value recorded in other comprehensive income. Available-for-Sale assets are classified as non-current, unless the investment matures or management expects to dispose of them within twelve months.

•
Derivative financial instruments are classified as “Held-for-Trading” and recognized initially on the balance sheet at fair value. Financial assets classified as Held-for-Trading are recognized at fair value with the changes in fair value recorded in net income (loss).

•
Cash, cash held in trust, amounts receivables and long-term amounts receivables are classified as “Loans and Receivables”. After their initial fair value measurement, they are measured at amortized cost using the effective interest method, less a provision for impairment, established on an account-by-account basis, based on, among other factors, prior experience and knowledge of the specific debtor and management’s assessment of the current economic environment.

•
Accounts payable and accrued liabilities, interim production financing, long-term debt, special warrants and other liabilities are classified as “Other Financial Liabilities”, and are initially recognized at fair value less transaction costs. Subsequent to initial recognition, Other Financial Liabilities are measured at amortized cost using the effective interest method.

Financial instruments under IFRS 9 applies to the current fiscal year and are classified and measured based on the business model in which they are held and the characteristics of their contractual cash flows. IFRS 9 contains three primary measurement categories for financial assets: measured at fair value through profit and loss ("FVPL"), amortized cost, and fair value through other comprehensive income ("FVCI").

•
Cash, cash held in trust and embedded derivative component of the senior unsecured convertible debentures are classified as FVPL, and are initially measured at fair value less transaction costs. They are subsequently measured at fair value and net gains/losses are recognized in the consolidated statement of income (loss).

•
Amounts receivables, long-term amounts receivables, accounts payable and accrued liabilities, interim production financing, long-term debt, senior unsecured convertible debentures and other liabilities are classified as 'Amortized Cost', and are initially measured at fair value. They are subsequently measured at amortized cost, with amounts receivables reassessed using the customer's historical default experience and expected future credit losses under the 'expected credit loss' model.

•	There are no financial assets classified as 'FVCI".

Impairment of financial assets
Under IAS 39, which applies to prior year comparative, the Company assesses whether there is objective evidence that a financial asset is impaired at each reporting period. A significant or prolonged decline in the fair value of the security below its cost is evidence that the asset is impaired. If such evidence exists, the Company recognizes an impairment loss, as follows:

•
Financial assets carried at amortized cost: The loss is the difference between the amortized cost of the loan or receivable and the present value of the estimated future cash flows, discounted using the instrument’s original effective interest rate. The carrying amount of the asset is reduced by this amount either directly or indirectly through the use of an allowance account.

•
Available-for-Sale financial assets: The impairment loss is the difference between the original cost of the asset and its fair value at the measurement date, less any impairment losses previously recognized in the statement of income. This amount represents the cumulative loss in accumulated other comprehensive income that is reclassified to net income. Impairment losses on financial assets carried at amortized cost and Available-for-Sale financial assets are reversed in subsequent periods if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized. Impairment losses on available-for-sale equity instruments are not reversed.

Under IFRS 9, which applies to the current year, the Company assesses for indicators of impairment at the end of each reporting period using the 'expected credit loss' impairment model. It uses quantitative and qualitative analysis, based on the Company's historical credit collection data and forward-looking customer credit risk information, to estimate credit loss allowance as at the end of each reporting period.
Tangible benefit obligation
As part of the Canadian Radio-Television and Telecommunications Commission (“CRTC”) decision approving the Company’s acquisition of 8504601 Canada Inc. (“DHX Television”) on July 31, 2014, the Company is required to contribute $17,313 to provide tangible benefits to the Canadian broadcasting system over seven years from the date of acquisition. The tangible benefit obligation was initially recorded in the consolidated statement of income at the estimated fair value on the date of acquisition, being the sum of the discounted future net cash flows and the same amount was recorded as a liability at the date of acquisition of DHX Television. The tangible benefit obligation is being adjusted for the incurrence of related expenditures, the passage of time and for revisions to the timing of the cash flows. Discounting in the obligation (other than incurred expenditures) are recorded as finance expense in the consolidated statement of income (loss).

Cash and cash equivalents

Cash and cash equivalents consist of current operating bank accounts, term deposits and fixed income securities with an original term to maturity of 90 days or less. Cash equivalents are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

New and amended standards adopted

i)	IFRS 9, Financial Instruments ("IFRS 9")
Effective July 1, 2018, the Company adopted IFRS 9, which establishes a single classification and measurement approach for financial assets and financial liabilities that reflect the business model in which they are managed and their cash flow characteristics. IFRS 9 also provides guidance on an entity's own credit risk relating to financial liabilities and amends the impairment model by introducing a new 'expected credit loss' model for calculating impairment. IFRS 9 replaces IAS 39, Financial Instruments: Recognition and Measurement ("IAS 39").
Under the previous accounting standard, the Company calculated its provision for impaired receivables by applying an 'incurred loss' model. Under IFRS 9, the Company applied the 'expected credit loss' model under a simplified approach, which is permitted for financial assets that do not have a significant financing component. Trade receivables, goods and services taxes recoverable and federal and provincial film tax credits and other government assistance are provided for based on estimated recoverable amounts as determined by using a combination of the customer's historical default experience and expected future credit losses. Goods and services taxes recoverable and other government assistance do not contain any significant uncertainty. In accordance with the transitional provisions of IFRS 9, the resulting increase to the provision for impaired receivables as at July 1, 2018 was $1,049 with a corresponding increase to opening deficit.
In addition, the Company previously classified its financial assets as 'loans and receivables' and its financial liabilities as 'other financial liabilities', both of which were measured at amortized cost, with the exception of embedded derivatives which was classified as FVPL and measured, on a recurring basis, at fair value. Under IFRS 9, the measurement basis would remain the same across all financial instruments, however the category for classification has been amended to 'Amortized Cost' for its financial assets classified as loans and receivables and its financial liabilities classified as other financial liabilities, and to FVPL for its embedded derivative.
The standard also clarifies the accounting treatment for modifications of financial liabilities and requires a financial liability measured at amortized cost to be remeasured when a modification occurs. Any resulting gain or loss is required to be recognized in profit or loss at the date of modification. There was no adjustment to the Company's consolidated financial statements as a result of this change.

ii)	IFRS 15, Revenue from Contracts with Customers (“IFRS 15”)
Effective July 1, 2018, the Company adopted IFRS 15, which establishes a new comprehensive framework to record revenues from contracts for the sale of goods or services, unless the contracts are in the scope of other standards. IFRS 15 replaces IAS 18, Revenue, IAS 11, Construction Contracts, and some revenue related interpretations. Under IFRS 15, revenue is recognized at an amount that reflects the expected consideration receivable in exchange for transferring goods or services to a customer, applying the following five steps: 1) identify the contract with a customer; 2) identify the performance obligations in the contract; 3) determine the transaction price; 4) allocate the transaction price to the performance obligations in the contract; and 5) recognize revenue when (or as) the entity satisfies a performance obligation.
The Company adopted IFRS 15 using the modified retrospective method, which requires the cumulative effect of initially applying the Standard to be recognized at the date of initial application, which is July 1, 2018, and that the financial information previously presented for the year ended June 30, 2018 would remain unchanged. The Company also elected to apply the practical expedient which permits the Company to apply IFRS 15 retrospectively only to contracts that are not completed contracts at the date of initial application.
The significant changes to the Company's revenue recognition policies are as follows:
•Under its proprietary production channel, the Company previously recorded revenue for the initial broadcast rights when the production was completed and available to the customer. Under IFRS 15, an assessment is made at the inception of each contract to determine whether: i) the performance obligations are satisfied at a point in time, which generally occurs when the production is completed, available to the customer, and the customer has the contractual right to broadcast or stream the content; or ii) the Company transfers control of the production over time and therefore satisfies the performance obligations and recognizes revenue over time. Over time recognition generally occurs when the Company's production creates an asset that the customer controls as that production is created. When performance obligations are satisfied at a point in time, revenue is recognized when all the aforementioned criteria are met. When performance obligations are satisfied over time during the production of the show, revenue is recognized using the percentage of completion method, based on actual costs incurred compared to the total estimated costs. This change did not have an effect on the Company's opening balance sheet.
•Under its distribution channel, the Company previously recorded revenue on certain distribution license agreements for its television and film content when the contract was executed and the licensed content was available to the customer. Under IFRS 15, revenue is deferred and recorded as revenue when the licensed content is available to the customer and the customer has the contractual right to broadcast or stream the content. This change did not have an effect on the Company's opening balance sheet.
•Under its consumer product-owned channel, the Company previously recognized license revenue relating to certain minimum guarantees for royalties on its copyrights and brands at the start of the license period. Under IFRS 15, the Company determined that these were right-of-access licenses and as a result, minimum guarantees are deferred and amortized over the term of the license. Royalty revenue is calculated as the greater of royalties based on underlying sales or the pro-rata allocation of the minimum guarantee. This change resulted in a July 1, 2018 adjustment to increase opening deficit by $5.8 million, an increase to opening deferred revenue by $6.5 million, a decrease to opening deferred income taxes by $1.1 million and a decrease to accumulated other comprehensive loss by $0.5 million.
•For renewals or extensions of license agreements for television and film content, the Company previously recorded revenue when the agreement was renewed or extended. Under IFRS 15, revenue related to the extension or renewal term is recognized when the customer has the contractual right to broadcast or stream the content. This change did not have an effect on the Company's opening balance sheet.
The following is a reconciliation of the impact of IFRS 15 for the year ended June 30, 2019:

June 30, 2019
$
Revenue under IFRS 15, as reported	439,800
Impact of IFRS 15 on revenue:
Revenue on minimum guarantees (1)	(3,693)
Revenue on proprietary production shows (2)	1,544
Revenue on distribution licenses (3)	1,834
Revenue under IAS 18	439,485

Direct production costs and expense of film and television produced under IFRS 15, as reported	253,003
Impact of IFRS 15 on Direct production costs and expense of film and television produced: (4)	926
Direct production costs and expense of film and television produced under IAS 18	253,929

(1) Revenue on minimum guarantees - these are minimum guarantees on royalties in the consumer products-owned channel that were previously recognized at the inception of the license period but under IFRS 15 are recognized over the license term as a "right-to-access license", resulting in a corresponding adjustment to deferred revenue.

(2) Revenue on proprietary production shows - these are proprietary production revenues that would have met the previous revenue recognition criteria under IAS 18 and recognized at a point in time with a corresponding adjustment to amounts receivable, but have been deferred under IFRS 15 as the risks and rewards of ownership under IAS 18 transferred to the customer at an earlier date than control was transferred under IFRS 15.

(3) Revenue on distribution licenses - these are distribution revenues that would have met the previous revenue recognition criteria under IAS 18 and recognized at a point in time with a corresponding adjustment to amounts receivable, but have been deferred under IFRS 15 as the risks and rewards of ownership under IAS 18 transferred to the customer at an earlier date than control transferred under IFRS 15.

(4) Direct production and new media costs - these costs are the expense of film and television produced related to proprietary production shows that have been deferred, with a corresponding adjustment to investment in film and television programs.

iii)	IFRIC 22, Foreign Currency Transactions and Advance Consideration ("IFRIC 22")
Effective July 1, 2018, the Company adopted IFRIC 22, which clarified how to determine the date of transaction for the exchange rate to be used on initial recognition of a related asset, expense or income where an entity pays or receives consideration in advance for foreign currency-denominated contracts. For a single payment or receipt, the date of the transaction is the date on which the entity initially recognizes the non-monetary asset or liability arising from the advance consideration (the prepayment or deferred income/contract liability).
The Company elected to apply IFRIC 22 prospectively beginning July 1, 2018. The adoption of this standard did not have a material impact to the Company's consolidated financial statements.

iv)	Amendments to IFRS 2, Share-Based Payment ("IFRS 2")
Effective July 1, 2018, the Company adopted the amendments to IFRS 2, which clarified the classification and measurement of certain share-based payment transactions. The adoption of this amendment did not have an impact to the Company's consolidated financial statements.
Accounting standards issued but not yet applied

i)
Effective July 1, 2019, the Company will adopt IFRS 16, Leases ("IFRS 16"), which introduces a single accounting model and eliminates the existing distinction between operating and finance leases for lessees. The standard requires a lessee to recognize right-of-use assets and lease liabilities on the statement of financial position for all leases, with limited exceptions. The Company will adopt IFRS 16 using the modified retrospective method, which will result in no restatement to prior reporting periods presented and no adjustment to opening retained earnings as at July 1, 2019. Existing finance leases under the previous standard will continue on as finance leases under IFRS 16.

The Company has elected to apply the following practical expedients on adoption:

•	Consider contracts determined to be leases under IAS 17, Leases ("IAS 17") as leases under IFRS 16;

•	Measure all right-of-use assets and lease liabilities, regardless of commencement date, using discount rates as of July 1, 2019;

•	Retain prior assessment of onerous lease contracts under IAS 37, provision, contingent liabilities and contingent Assets, rather than re-performing an impairment review;

•	Exclude initial direct costs from the measurement of the right-of-use asset on the date of initial application;

•	Continue to treat leases with a remaining term of 12 months or less from July 1, 2019, and low-value leases, as operating leases under IAS 17; and

•	Elect, by class of underlying asset, not to separate non-lease components from lease components.

The adoption of IFRS 16 is expected to result in the recognition of approximately $34 million in lease liabilities, $27 million in right-of-use assets, $2 million in amounts receivable, and a reduction of accounts payable and accrued liabilities and other long-term liabilities by $5 million related to lease inducements under IAS 17. Additional disclosures required by the new standard will be included in the first quarter of fiscal 2020.

ii)
In June 2017, the IASB issued IFRIC 23, Uncertainty over Income Tax Treatment to clarify how the requirements of IAS 12, Income Taxes should be applied when there is uncertainty over income tax treatments. The interpretation is effective for annual periods beginning on or after January 1, 2019, with modified retrospective or retrospective application permitted. The Company does not expect a material financial impact due to the adoption of this Standard.

Significant accounting judgments and estimation uncertainty
The preparation of financial statements under IFRS requires the Company to make estimates and assumptions that affect the application of policies and reported amounts. Estimates and judgments are continually evaluated and are based on historical experience and other factors including expectations of future events that are believed to be reasonable. Actual results may differ materially from these estimates. The estimates and assumptions which have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities are as follows:

(i)	Income taxes and deferred income taxes

Deferred tax assets and liabilities require management’s judgment in determining the amounts to be recognized. In particular, judgment is used when assessing the extent to which deferred tax assets should be recognized with respect to the timing of deferred taxable income.
The current income tax provision for the year requires judgment in interpreting tax laws and regulations. Estimates are used in determining the provision for current income taxes which are recognized in the financial statements. The Company considers the estimates, assumptions and judgments to be reasonable but this can involve complex issues which may take an extended period to resolve. The final determination of the amounts to be paid related to the current year’s tax provisions could be different from the estimates reflected in the financial statements. The Company’s tax filings also are subject to audits, the outcome of which could change the amount of current and deferred tax assets and liabilities.

(ii)	Business combinations

The Company allocates the consideration paid in the acquisition of a business to the identifiable tangible and intangible assets acquired and liabilities assumed based on their fair values at the transaction date, in accordance with IFRS 3, Business combinations, and any excess is recorded as goodwill.
Management exercises judgment in determining the fair values of assets acquired and liabilities assumed based on assumptions and estimates, which are inherently uncertain and based on the best information available at the time of the assessment. Estimates include future cash flows forecasts, discount rates, estimated changes in future operating costs including the effects of synergies, among others.
Changes in assumptions applied or estimated used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets, liabilities and goodwill in the purchase price allocation.

(iii)	Investment in film and television programs/acquired and library content

The costs of investing in and producing film and television programs are capitalized, net of federal and provincial program contributions earned.

Investment in film assets are amortized using the declining-balance method with rates of amortization ranging from 40% to 100% at the time of initial episodic delivery and at rates ranging from 10% to 30% annually thereafter. Management estimates these rates based on the expected economic useful life of the film or television program, and includes factors such as the ability to license rights to broadcast rights programs in development and availability of rights to renew licenses for episodic television programs in subsequent seasons, as well as the availability of secondary market revenue. Estimation uncertainty relates to management's ability to estimate the expected economic useful life of the film or television program.

(iv)	Impairment of goodwill, indefinite life intangibles and non-financial assets

Management estimates the recoverable amount of each CGU with goodwill, indefinite life intangibles and non-financial assets when an indicator of impairment exists. Goodwill and indefinite life intangibles are also tested annually at year end for impairment. Recoverable amount is estimated at the greater of a CGU's value-in-use or fair value less costs to sell, and the excess of carrying amount over the recoverable amount is recorded as an impairment charge in the period.

Value-in-use is based on the expected future cash flows of an asset or CGU discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. The impairment test calculations are based on detailed budgets and forecasts which are prepared for each CGU to which the assets are allocated. These budgets and forecasts generally cover a period of five years with a long-term growth rate applied to the terminal year. Key areas of estimation uncertainty relate to management's assumptions about future operating results, long-term growth rates and the discount rate. Actual results could vary from these estimates which may cause significant adjustments to the Company's goodwill, indefinite life intangible assets and non-financial assets in subsequent reporting periods.

(v)	Measurement of expected credit loss allowance

Management estimates the expected credit loss allowance for trade accounts receivable based on an assessment of accounts receivable aging, management's collection experience with the customer, and the probability that these balances will not be collected.

(vi)	Revenue recognition of proprietary production

For the Company's proprietary production revenues, an assessment is made at the inception of each contract to determine whether performance obligations are satisfied over a period of time, or at a point in time. Management exercises judgment in assessing the facts and circumstances of each arrangement, including the ongoing ability to control the asset, the rights retained, and the nature of the Company's performance obligations. Contracts where performance obligations are satisfied over a period of time are recognized using the percentage of completion method of revenue completion, while contracts where performance obligations are satisfied at a point in time are recognized when all performance obligations are completed, as described above under the Company's policy on revenue recognition.